Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accrued Liabilities and Other Payables [Abstract]
Payroll payables	$ 1,192	$ 1,165
Other payables	794	776
Total	$ 1,986	$ 1,941